Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Disclosure Of Other Current Financial Assets [Abstract]
Restricted cash	$ 504			$ 774
Derivative financial instruments (see Note 20)	233			1,917
Short term note receivable	19			14
Other current financial assets	$ 756	$ 38		$ 2,705

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3